Leases	6 Months Ended
Mar. 31, 2012
Leases [Abstract]
Leases
Note 12 — Leases

Pursuant to the terms of non-cancelable operating lease agreements expiring in March 2015 and September 2030, pertaining to Company property, future minimum rent commitments are (Dollars in thousands):

Years ending September 30:
2012	$279
2013	279
2014	279
2015	237
2016	214
Thereafter	4,763
$6,051

The Company receives rents from the lease of office and residential space owned by the Company. Future minimum rental commitments under these leases are (Dollars in thousands):

Years ending September 30:
2012	$278
2013	214
2014	170
2015	1
2016	—
$663